Commitments and contingencies (Details)		3 Months Ended	12 Months Ended
	Dec. 18, 2015	Mar. 31, 2017 MW LaborUnions	Dec. 31, 2016 MW labor_union
Labor Commitments [Abstract]
Percentage of Company's work force represented by a union		64.00%	63.00%
Percentage of Grundartangi work force represented by the labor unions		84.00%	83.00%
Number of labor unions under new agreement		5	5
Percentage of Vlissingen work force represented by the labor union		100.00%	100.00%
Percentage of U.S. based work force represented by a union		54.00%	54.00%
Sebree [Member]
Loss Contingencies [Line Items]
Power supply agreement, termination notice period		1 year	1 year
South Carolina Public Service Authority [Member]
Loss Contingencies [Line Items]
Power supply agreement, termination notice period	60 days
Short-term power agreement, supply from South Carolina Public Service Authority (percent)	25.00%
Short-term power agreement, supply from third party supplier (percent)	75.00%
Grundartangi - HS, Landsvirkjun and OR [Member]
Loss Contingencies [Line Items]
Power available		525	525
Grundartangi - Landsvirkjun [Member]
Loss Contingencies [Line Items]
Power available		161	161